Ordinary Share - Additional Information (Details)								1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 05, 2019 CNY (¥)	Apr. 05, 2019 USD ($)	Sep. 18, 2018 CNY (¥) shares	Sep. 18, 2018 USD ($) $ / shares shares	Jan. 03, 2018 CNY (¥)	Jan. 03, 2018 USD ($)	Sep. 01, 2017 USD ($) shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2019 $ / shares shares	Mar. 31, 2018 $ / shares	Feb. 28, 2018 shares	Jul. 17, 2017 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares, authorized amount | $							$ 50,000											$ 50,000
Ordinary shares, shares authorized																		50,000
Ordinary shares, par value | $ / shares																		$ 1.00
Ordinary shares, shares, issued							50,000
Ordinary shares, subdivided into multiple shares							500,000,000
Fair value per share | $ / shares																$ 23.62
Share-based compensation expense | ¥											¥ 1,400,000
Proceeds from follow-on offering, net of issuance costs	¥ 212,100,000	$ 31,900,000											¥ 212,143,573
Initial Public Offering
Class Of Stock [Line Items]
Proceeds from follow-on offering, net of issuance costs			¥ 590,900,000	$ 85,900,000
Founders | 2017 Plan
Class Of Stock [Line Items]
Ordinary shares, shares, issued																	10,000,000
Exercised and issued from treasury shares												1,144,786
Restricted shares
Class Of Stock [Line Items]
Shares option granted								15,937,500	15,937,500	15,937,500				15,937,500
Share price | $ / shares										$ 0.0001				$ 0.0001
Restricted shares | Minimum
Class Of Stock [Line Items]
Shares vesting period										24 months				24 months
Restricted shares | Maximum
Class Of Stock [Line Items]
Shares vesting period										34 months				34 months
Restricted shares | Founders
Class Of Stock [Line Items]
Shares option granted								15,937,500	15,937,500	15,937,500				15,937,500
Share price | $ / shares										$ 0.0001
Share-based compensation expense					¥ 215,000,000.0	$ 33,100,000		¥ 649,700,000	$ 95,000,000.0
Restricted shares | Founders | Minimum
Class Of Stock [Line Items]
Shares vesting period					24 months	24 months
Restricted shares | Founders | Maximum
Class Of Stock [Line Items]
Shares vesting period					34 months	34 months
Restricted shares | Founders | Share Restriction Deeds
Class Of Stock [Line Items]
Shares option granted								15,937,500	15,937,500
Restricted shares | Founders | Share Restriction Deeds | Minimum
Class Of Stock [Line Items]
Shares vesting period										24 months
Restricted shares | Founders | Share Restriction Deeds | Maximum
Class Of Stock [Line Items]
Shares vesting period										34 months
Restricted shares | Founders | Share Restriction Deeds | Initial Public Offering
Class Of Stock [Line Items]
Vesting of ordinary shares owned by founders			15,937,500	15,937,500										15,937,500
American Depositary Shares | Initial Public Offering
Class Of Stock [Line Items]
Ordinary shares, shares, issued									3,450,000
Share price | $ / shares				$ 7.00
Number of shares offered			13,800,000	13,800,000				13,800,000	13,800,000
Proceeds from issuance of ordinary shares upon Initial Public Offering and over-allotment option, net of cost of issuance | $									$ 96,600,000
Shares issued price per share | $ / shares									$ 7.00
Proceeds from follow-on offering, net of issuance costs			¥ 590,900,000	$ 85,900,000
American Depositary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Number of shares offered			1,800,000	1,800,000				1,800,000	1,800,000
Class A Ordinary Shares
Class Of Stock [Line Items]
Number of each holder entitled of votes												one
Ordinary shares, shares authorized												50,000,000			50,000,000
Ordinary shares, par value | $ / shares												$ 0.0001			$ 0.0001
Ordinary shares, shares, issued												42,812,245			40,812,245
Converted and designated as ordinary shares												1
Class B Ordinary Shares
Class Of Stock [Line Items]
Number of each holder entitled of votes												ten
Ordinary shares, shares authorized												34,248,442			34,248,442
Ordinary shares, par value | $ / shares												$ 0.0001			$ 0.0001
Ordinary shares, shares, issued												32,937,193			32,937,193
Converted and designated as ordinary shares												1